Stockholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

9. STOCKHOLDERS’ DEFICIT

See Note 4 - Reverse Recapitalization for details associated with the issuance of common stock and warrants, as well as details associated with the reverse recapitalization in connection with the Merger.

2025 Equity Incentive Plan

The number of shares reserved for issuance under the Company’s 2025 Equity Incentive Plan (the “2025 Plan”) will increase, subject to approval from the Board of Directors, on January 1 of each of 2026 through 2035 by the number of shares equal to the lesser of 4% of the total number of outstanding shares of the Company’s common stock as of December 31 (calculated on a fully-diluted and as-converted basis), or a number as may be determined by the Board of Directors. As of March 31, 2026, the Board of Directors had not taken any action to increase the number of shares reserved under the plan.

As of March 31, 2026, up to 1,938,468 shares of common stock are reserved under the 2025 Plan and options have been approved and issued for the purchase of 1,532,929 shares of common stock (see Note 10).

Warrants

See Note 4 for details associated with the issuance of warrants, including their term and how they are accounted for.

The Company estimated the fair value of the warrants granted during the three months ended March 31, 2026 using the Black-Scholes valuation model with the following assumptions:

	For the Three Months Ended
	March 31,	March 31,
	2026	2025

Risk free interest rate	3.58%-3.82%	4.25%-4.37%
Expected term (years)	3.92-5.00	1.50-7.00
Expected volatility	80.5%-82.8%	86.0%-98.0%
Expected dividends	0%	0%

The following table presents information related to warrants as of March 31, 2026:

Class of Warrants	Quantity	Exercise Price	Expiration Date
Investor A	1,080,814	$4.40	9/30/2026
Investor B	543,206	$6.566	2/11/2030
Placement Agent	270,204	$4.40	2/11/2032
Investor A	319,528	$4.40	9/30/2026
Investor B	160,591	$6.566	3/31/2030
Placement Agent	79,882	$4.40	3/31/2032
Original	56,815	$4.40	2/11/2030
Exchange	75,755	$3.30	2/11/2030
Placement Agent	33,040	$5.00	*
Total	2,619,835

*	The placement agent warrants related to the closings of the Follow-on Offering are reserved for issuance upon the final closing of the Follow-on Offering with the expiration dates determined accordingly.

In conjunction with the closings of the Follow-on Offering (See Note 5), the Company reserved for issuance 13,040 placement agent warrants for the February and March 2026 closings in addition to the 20,000 placement agent warrants reserved for issuance related to the December 2025 closing. The placement agent warrants have an exercise price of $5.00 per share, expire in five (5) years from the date of issuance and are equity classified. The placement agent warrants issued during the three months ended March 31, 2026 had a fair value of approximately $44,000.

The closings of the Follow-on Offering also triggered the anti-dilution provision for the B Warrants (see Note 5) and accordingly, as of March 31, 2026, the number of B Warrants increased to an aggregate total of 703,797 with an exercise price of $6.566 per share.

As of March 31, 2026, there were outstanding warrants to purchase an aggregate of 2,619,835 shares of common stock at a weighted average exercise price of $4.96 per share. The warrants had a weighted average remaining contractual term of 2.1 years as of March 31, 2026.

7. STOCKHOLDERS’ DEFICIT

See Note 3 - Reverse Recapitalization for details associated with the issuance of common stock and warrants, as well as details associated with the reverse recapitalization in connection with the Merger.

See Note 4 - Common Stock for details associated with the issuance of common stock and warrants in the Company’s Follow-on Offering.

Warrants

See Note 3 - Reverse Recapitalization for details associated with the issuance of warrants, including their term and accounting treatment.

See Note 4 - Common Stock for details associated with the issuance of warrants, including their term and accounting treatment.

The Company estimated the fair value of the warrants granted using the Black-Scholes valuation model with the following assumptions:

	For the Years Ended
	December 31,
	2025	2024

Risk-free interest rate	3.64% - 4.37%	N/A
Expected term (years)	1.00 - 7.00	N/A
Expected volatility	86.0% - 108.0%	N/A
Expected dividends	0.00%	N/A

The following table presents information related to warrants as of December 31, 2025:

Class of Warrants	Quantity	Exercise Price	Expiration Date
Investor A	1,080,814	$4.40	2/11/2026
Investor B	542,462	$6.575	2/11/2026
Placement Agent	270,204	$4.40	2/11/2032
Investor A	319,528	$4.40	3/31/2026
Investor B	160,372	$6.575	3/31/2030
Placement Agent	79,882	$4.40	3/31/2032
Original	56,815	$4.40	2/11/2030
Exchange	75,755	$3.30	2/11/2030
Placement Agent	20,000	$5.00	12/23/2032

Total	2,605,832